Commitments and Contingencies minimum lease obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating leases	U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments 2014	$ 152,349
Operating Leases - Future Minimum Rental Payments 2015	134,852
Operating Leases - Future Minimum Rental Payments 2016	116,397
Operating Leases - Future Minimum Rental Payments 2017	97,098
Operating Leases - Future Minimum Rental Payments 2018	79,166
Operating Leases - Future Minimum Rental Payments After 2018	783,730
Operating Leases - Future Minimum Rental Payments Total	1,363,592
Operating Leases Future Minimum Payments Receivable Abstract
Operating Leases - Future Minimum Rental Receipts 2014	46,357
Operating Leases - Future Minimum Rental Receipts 2015	36,847
Operating Leases - Future Minimum Rental Receipts 2016	26,201
Operating Leases - Future Minimum Rental Receipts 2017	17,226
Operating Leases - Future Minimum Rental Receipts 2018	6,521
Operating Leases - Future Minimum Rental Receipts After 2018	227
Operating Leases - Future Minimum Rental Receipts Total	$ 133,379